UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2019 – June 30, 2019

Item 1.  Schedule of Investments.

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 95.9%
Basic Materials - 6.6%
966	Corteva, Inc. (a)	$28,565
733	Dow, Inc.	36,144
366	DuPont de Nemours, Inc.	27,476
1,160	Nutrien, Ltd.	62,013
300	Packaging Corp. of America	28,596
		182,794
Capital Goods / Industrials - 8.9%
600	Cummins, Inc.	102,804
500	Eaton Corp. PLC	41,640
1,300	Johnson Controls International PLC	53,703
500	TE Connectivity, Ltd.	47,890
		246,037
Communication Services - 5.2%
1,800	CenturyLink, Inc.	21,168
1,400	Comcast Corp., Class A	59,192
1,100	Verizon Communications, Inc.	62,843
		143,203
Consumer Discretionary - 6.2%
500	Lear Corp.	69,635
500	Tapestry, Inc.	15,865
1,000	Target Corp.	86,610
		172,110
Consumer Staples - 9.5%
300	Kimberly-Clark Corp.	39,984
1,000	Molson Coors Brewing Co., Class B	56,000
900	Mondelez International, Inc., Class A	48,510
300	PepsiCo., Inc.	39,339
700	Walmart, Inc.	77,343
		261,176
Energy - 10.1%
700	BP PLC, ADR	29,190
600	Chevron Corp.	74,664
500	ConocoPhillips	30,500
900	Helmerich & Payne, Inc.	45,558
800	Occidental Petroleum Corp.	40,224
400	Phillips 66	37,416
500	Schlumberger, Ltd.	19,870
		277,422
Financials - 20.7%
2,000	American International Group, Inc.	106,560
200	Ameriprise Financial, Inc.	29,032
700	BOK Financial Corp.	52,836
1,200	Citigroup, Inc.	84,036
700	Fidelity National Financial, Inc.	28,210
400	M&T Bank Corp.	68,028
1,400	MetLife, Inc.	69,538
1,100	Morgan Stanley	48,191
700	Prosperity Bancshares, Inc.	46,235
700	U.S. Bancorp	36,680
		569,346
Health Care - 12.4%
700	AbbVie, Inc.	50,904
300	Amgen, Inc.	55,284
1,000	AstraZeneca PLC, ADR	41,280
700	Gilead Sciences, Inc.	47,292
2,000	Koninklijke Philips NV, ADR	87,160
600	Medtronic PLC	58,434
		340,354
Real Estate - 4.4%
1,900	Brookfield Property REIT, Inc.	35,891
700	Taubman Centers, Inc. REIT	28,581
3,200	VEREIT, Inc. REIT	28,832

Shares	Security Description	Value
Real Estate - 4.4% (continued)
1,100	Weyerhaeuser Co. REIT	$28,974
		122,278
Technology - 8.1%
1,900	Cisco Systems, Inc.	103,987
1,300	HP, Inc.	27,027
1,100	Intel Corp.	52,657
200	International Business Machines Corp.	27,580
200	NetApp, Inc.	12,340
		223,591
Transportation - 1.8%
300	Union Pacific Corp.	50,733
Utilities - 2.0%
700	Dominion Energy, Inc.	54,124
Total Common Stock (Cost $2,320,675)		2,643,168

Shares	Security Description	Value
Money Market Fund - 3.9%
108,220	Federated Government Obligations Fund, Institutional Class, 2.24% (b)
	(Cost $108,220)	108,220
Investments, at value - 99.8% (Cost $2,428,895)		$2,751,388
Other Assets & Liabilities, Net - 0.2%		6,535
Net Assets - 100.0%		$2,757,923

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2019

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$2,643,168
Level 2 - Other Significant Observable Inputs	108,220
Level 3 - Significant Unobservable Inputs	–
Total	$2,751,388

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 95.3%
Basic Materials - 5.5%
1,900	Nutrien, Ltd.	$101,574
600	Packaging Corp. of America	57,192
2,400	The Mosaic Co.	60,072
		218,838
Capital Goods / Industrials - 5.1%
500	Cummins, Inc.	85,670
2,400	Sensata Technologies Holding PLC (a)	117,600
		203,270
Communication Services - 10.3%
3,000	CenturyLink, Inc.	35,280
1,200	Comcast Corp., Class A	50,736
3,400	Discovery, Inc., Class C (a)	96,730
900	The Walt Disney Co.	125,676
1,700	Verizon Communications, Inc.	97,121
		405,543
Consumer Discretionary - 5.8%
1,100	Aptiv PLC	88,913
400	CarMax, Inc. (a)	34,732
8,700	TRI Pointe Group, Inc. (a)	104,139
		227,784
Consumer Staples - 4.7%
2,000	Mondelez International, Inc., Class A	107,800
600	PepsiCo., Inc.	78,678
		186,478
Energy - 3.8%
3,300	Devon Energy Corp.	94,116
1,400	Schlumberger, Ltd.	55,636
		149,752
Financials - 25.5%
3,400	Air Lease Corp.	140,556
1,300	American Express Co.	160,472
2,200	American International Group, Inc.	117,216
3,700	Bank of America Corp.	107,300
1,600	BOK Financial Corp.	120,768
3,250	Brookfield Asset Management, Inc., Class A	155,285
500	M&T Bank Corp.	85,035
1,100	Oaktree Capital Group, LLC	54,494
2,800	Radian Group, Inc.	63,980
		1,005,106
Health Care - 13.4%
700	AbbVie, Inc.	50,904
1,400	AstraZeneca PLC, ADR	57,792
500	Becton Dickinson and Co.	126,005
3,200	Koninklijke Philips NV, ADR	139,456
400	Laboratory Corp. of America Holdings (a)	69,160
900	Medtronic PLC	87,651
		530,968
Real Estate - 5.0%
4,600	Brookfield Property Partners LP	87,078
6,000	VEREIT, Inc. REIT	54,060
2,100	Weyerhaeuser Co. REIT	55,314
		196,452
Technology - 12.4%
2,600	Cisco Systems, Inc.	142,298
3,100	Corning, Inc.	103,013
3,400	HP, Inc.	70,686
1,800	Intel Corp.	86,166
900	NXP Semiconductors NV	87,849
		490,012

Shares	Security Description	Value
Transportation - 3.8%
10,400	AP Moller - Maersk A/S, ADR	$63,960
500	Union Pacific Corp.	84,555
		148,515
Total Common Stock (Cost $2,996,526)		3,762,718

Shares	Security Description	Value
Money Market Fund - 4.1%
159,378	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 2.26% (b)
	(Cost $159,378)	159,378
Investments, at value - 99.4% (Cost $3,155,904)		$3,922,096
Other Assets & Liabilities, Net - 0.6%		24,880
Net Assets - 100.0%		$3,946,976

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,762,718
Level 2 - Other Significant Observable Inputs	159,378
Level 3 - Significant Unobservable Inputs	–
Total	$3,922,096

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Common Stock - 87.6%
Argentina - 8.4%
32,200	Adecoagro SA (a)	$229,908
12,500	Banco BBVA Argentina SA, ADR	141,500
3,300	Banco Macro SA, ADR	240,405
100,836	Bolsas y Mercados Argentinos SA	883,042
15,217	Grupo Clarin SA, GDR (a)(b)(c)	27,941
		1,522,796
Bangladesh - 4.8%
723,671	Beximco Pharmaceuticals, Ltd., GDR (c)	353,825
560,097	Golden Harvest Agro Industries, Ltd. (a)	226,289
8,704	Youngone Corp.	281,175
		861,289
Colombia - 6.3%
134,550	Almacenes Exito SA	698,395
4,100	Bancolombia SA, ADR	209,264
161,862	CEMEX Latam Holdings SA (a)	229,181
		1,136,840
Cyprus - 1.5%
149,757	Bank of Cyprus Holdings PLC (a)	271,100
Egypt - 4.5%
30,861	Commercial International Bank Egypt SAE	136,402
160,528	Egyptian Financial Group-Hermes Holding Co.	164,422
22,416	Egyptian International Pharmaceuticals EIPICO	106,072
171,940	ElSewedy Electric Co.	147,171
19,331	Integrated Diagnostics Holdings PLC (d)	95,689
82,396	Obour Land For Food Industries	35,781
199,817	Oriental Weavers	124,833
		810,370
Estonia - 1.0%
169,297	Tallink Grupp AS	185,962
Georgia - 4.1%
12,125	Bank of Georgia Group PLC	230,664
18,671	Georgia Capital PLC (a)	258,452
12,198	TBC Bank Group PLC	245,995
		735,111
Kazakhstan - 3.4%
37,896	Halyk Savings Bank of Kazakhstan JSC, GDR	488,859
23,797	KCell JSC, GDR (a)	117,557
		606,416
Kenya - 4.5%
522,600	Equity Group Holdings, Ltd. PLC	198,491
527,400	KCB Group, Ltd.	196,714
1,502,200	Safaricom PLC	411,622
		806,827
Kuwait - 8.8%
153,363	Gulf Bank KSCP	153,616
57,327	Human Soft Holding Co. KSC	597,070
159,102	Mabanee Co. SAK	371,150
104,625	Mobile Telecommunications Co. KSC	182,706
86,963	National Bank of Kuwait SAKP	279,084
		1,583,626
Lithuania - 1.3%
441,442	Siauliu Bankas AB	228,393
Mauritius - 1.2%
27,300	MCB Group, Ltd.	222,873
Nigeria - 5.2%
7,036,390	Guaranty Trust Bank PLC	642,192
5,255,882	Zenith Bank PLC	288,688
		930,880

Shares	Security Description	Value
Pakistan - 1.7%
85,100	Kohinoor Textile Mills, Ltd.	$13,344
38,200	Lucky Cement, Ltd.	90,980
60,500	MCB Bank, Ltd.	66,067
158,500	Oil & Gas Development Co., Ltd.	130,461
		300,852
Peru - 5.8%
147,698	Alicorp SAA, Class C	463,351
102,039	Banco BBVA Peru SA	116,207
1,000	Credicorp, Ltd.	228,910
340,435	Ferreycorp SAA	233,656
		1,042,124
Philippines - 8.9%
4,724,500	Cosco Capital, Inc. (c)	634,421
2,607,400	Megaworld Corp.	310,435
273,670	Metropolitan Bank & Trust Co.	380,580
19,141,000	STI Education Systems Holdings, Inc. (c)	276,458
		1,601,894
Romania - 3.1%
516,602	Banca Transilvania SA	297,801
87,735	BRD-Groupe Societe Generale SA	266,923
		564,724
Senegal - 0.9%
5,449	Sonatel SA	155,856
Sri Lanka - 2.5%
405,676	John Keells Holdings PLC	318,804
757,731	Tokyo Cement Co. Lanka PLC (a)(c)	98,744
331,311	Tokyo Cement Co. Lanka PLC, Non-Voting Shares (a)(c)	34,352
		451,900
Ukraine - 1.1%
19,184	MHP SE, GDR	193,758
United Arab Emirates - 0.6%
948,036	Gulf Marine Services PLC (a)	111,968
United States - 0.8%
24,952	NetSol Technologies, Inc. (a)	139,482
Vietnam - 7.2%
1,374,000	CP Pokphand Co., Ltd.	117,846
116,600	FPT Corp.	227,646
58,515	LS Cable & System Asia, Ltd. (c)	439,376
119,000	Military Commercial Joint Stock Bank	106,720
225,128	PetroVietnam Technical Services Corp.	222,182
4	Superdong Fast Ferry Kien Giang JSC	2
75,100	Vietnam Engine & Agricultural Machinery Corp. (a)	186,260
		1,300,032
Total Common Stock (Cost $18,442,262)		15,765,073
Rights - 0.0%
420,073	Golden Harvest Agro Industries, Ltd. (a)(b)
	(Cost $0)	0
Investment Company - 1.9%
1,288,028	Fondul Proprietatea SA
	(Cost $285,504)	331,722
Exchange Traded Funds - 7.5%
24,300	iShares MSCI Frontier 100 ETF	719,766
10,700	iShares MSCI Saudi Arabia ETF	353,314
17,500	VanEck Vectors Vietnam ETF	280,350
Total Exchange Traded Funds (Cost $1,258,014)		1,353,430
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CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Shares	Security Description	Value
Money Market Fund - 3.1%
554,759	Fidelity Investments Treasury Portfolio, Institutional Shares, 2.29% (e)
	(Cost $554,759)	$554,759
Investments, at value - 100.1% (Cost $20,540,539)		$18,004,984
Other Assets & Liabilities, Net - (0.1)%		(12,061)
Net Assets - 100.0%		$17,992,923

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $27,941 or 0.2% of net assets.
(c)	Illiquid Security.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $95,689 or 0.5% of net assets.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$17,422,284
Level 2 - Other Significant Observable Inputs	554,759
Level 3 - Significant Unobservable Inputs	27,941
Total	$18,004,984

The Level 1 value displayed in this table are Common Stock, Investment Companies and Exchange Traded Funds. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Rights
Balance as of September 30, 2018	$50,416	$–
Change in Unrealized Appreciation/(Depreciation)	(22,475)	–
Balance as of June 30, 2019	$27,941	$0
Net change in unrealized appreciation/(depreciation) from investments held as of June 30, 2019	$(22,475)	$–

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 20, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 20, 2019